Document and Entity Information	May 23, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001723580
Document Type	8-K/A
Document Period End Date	May 23, 2023
Entity Registrant Name	BurgerFi International, Inc.
Entity File Number	001-38417
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	82-2418815
Entity Address, Address Line One	200 West Cypress Creek Rd.
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	(954)
Local Phone Number	618-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A (“Amendment No. 1”) amends Item 5.02 of the Current Report on Form 8-K, filed by BurgerFi International, Inc., a Delaware corporation (the “Company”) on May 30, 2023 (the “Original Filing”), to disclose certain compensation arrangements in connection with the Company entering into an employment agreement with Carl Bachmann to serve as Chief Executive Officer of the Company, which arrangements had not yet been determined when the Original Filing was filed. This Amendment No. 1 supplements the Original Filing and should be read in conjunction with the Original Filing. On July 10, 2023, the Company granted Mr. Bachmann employment inducement awards consisting of (i) 500,000 time-based restricted stock units (the “Time-Based Restricted Stock Units”) and (ii) 500,000 performance-based restricted stock units (the “Performance-Based Restricted Stock Units”) pursuant to the terms of grant agreements. The Time-Based Restricted Stock Units and Performance-Based Restricted Stock Units are each scheduled to vest in five equal installments beginning on March 29, 2024, subject to Mr. Bachmann’s continuous employment through the service period for the applicable installment and earlier vesting due to a change of control or certain termination events described below and, in the case of the Performance-Based Restricted Stock Units, achievement of certain performance criteria set forth in that certain employment agreement (the “Employment Agreement”) dated May 23, 2023 by and between the Company and Mr. Bachmann. Each of these grants was made as a material inducement to Mr. Bachmann’s employment and was approved by the Company’s Board of Directors and by the Compensation Committee of the Board of Directors as of July 10, 2023, in accordance with Nasdaq Listing Rule 5635(c)(4). The awards were granted outside of the Company’s 2020 Omnibus Equity Incentive Plan (the “Plan”). If (a) there is a Change of Control (as defined in the Plan) during the term of Mr. Bachmann’s employment or (b) at any time on or before July 10, 2024, the Employment Agreement is terminated by the Company without Cause (as defined in the Employment Agreement) or by Mr. Bachmann for Good Reason (as defined in the Employment Agreement), all unearned Time-Based Restricted Stock Units and Performance-Based Restricted Stock Units that could vest during the calendar year in which the Change of Control or termination occurs shall be deemed to have been earned and vested immediately prior to the Change of Control or termination. In addition to the Time-Based Restricted Stock Units and Performance-Based Restricted Stock Units described above, as contemplated by the Employment Agreement, the Company granted to Mr. Bachmann, effective as of July 10, 2023, 63,500 shares of the Company’s common stock, which such shares are subject to Rule 144 of the Securities Act of 1933, as amended.
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	BFI
Security Exchange Name	NASDAQ
Redeemable Warrants Each Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	BFIIW
Security Exchange Name	NASDAQ